REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Major products/services lines	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
CPaaS
- Text messaging	244,445	235,842	119,416
- Voice calls	81,574	56,892	25,953
- Others (Note2)	59,418	56,136	46,796
Cloud-based CC	227,550	276,126	310,765
Cloud-based UC&C	107,378	125,358	89,350
Other services	3,088	2,334	1,354
Revenues	723,453	752,688	593,634

Note 1: The gross amount of revenue from services as an agent was RMB212 million, RMB166 million and RMB89 million for the years ended December 31, 2020, 2021 and 2022. The net amount of revenue from services as an agent was RMB50 million, RMB41 million and RMB14 million for the years ended December 31, 2020, 2021 and 2022 respectively.

Note 2: Others mainly include CPaaS revenue from the customers’ use of the Group’s Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Point in time	490,449	476,019	381,163
Over time	233,004	276,669	212,471
Revenues	723,453	752,688	593,634

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The PRC	700,535	711,932	556,663
Japan	22,918	40,756	36,971
Revenues	723,453	752,688	593,634

Revenue based on a gross basis/ net basis	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
On a gross basis	667,732	689,667	579,629
On a net basis	55,722	63,021	14,005
Revenues	723,453	752,688	593,634

SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES

The Group’s contract assets and contract liabilities as of December 31, 2020, 2021 and 2022 are as follows:

	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Contract assets	18,342	21,118	50,838
Contract liabilities	177,376	285,936	359,801

SCHEDULE OF CONTRACT ASSETS

Changes in the contract assets balances for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Gross amount at the beginning of the year	16,577	25,075	31,722
Increases due to revenue recognized during the year	46,662	51,712	50,825
Transfers to accounts receivable during the year	(38,164)	(45,065)	(19,403)
Gross amount at the end of the year	25,075	31,722	63,144
Allowance for contract assets	(6,733)	(10,604)	(12,306)
Contract assets, net	18,342	21,118	50,838

The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	995	6,733	10,604
Additions charged to bad debt expense	5,738	3,871	1,702
Balance at the end of the year	6,733	10,604	12,306

SCHEDULE OF CONTRACT LIABILITIES

Changes in the contract liabilities balances for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	121,748	177,376	285,936
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(81,807)	(74,907)	(96,082)
Increase due to cash received, excluding amount recognized as revenue during the year	137,435	183,467	169,947
Balance at the end of the year	177,376	285,936	359,801